Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance, at Jan. 20, 2021
Balance, shares at Jan. 20, 2021
Issuance of Common Shares, net of issuance costs		$ 1,478,582				1,478,582
Issuance of Common Shares, net of issuance costs, shares		1,003,012
Foreign currency translation adjustment gain (loss), net of provision for income taxes					(35,998)	(35,998)
Share-based compensation related to grants of stock options			355,334			355,334
Net loss				(2,921,325)		(2,921,325)
Issuance of Common Shares in exchange for cash (Note 1)		$ 90				90
Issuance of Common Shares in exchange for cash (Note 1), shares		2,800,000
Issuance of Common Shares as part of the Plan of Merger (Note 1)		$ 359,505	(359,505)
Issuance of Common Shares as part of the Plan of Merger (Note 1), shares		1,000,000
Issuance of Common Shares, net of issuance costs		$ 2,519,766	199,672			2,719,438
Issuance of Common Shares, net of issuance costs, shares		1,001,242
Balance, at Dec. 31, 2021		$ 4,357,943	195,501	(2,921,325)	(35,998)	1,596,121
Balance, shares at Dec. 31, 2021		5,804,254
Foreign currency translation adjustment gain (loss), net of provision for income taxes					9,962	9,962
Share-based compensation related to grants of stock options			80,706			80,706
Net loss				(1,230,320)		(1,230,320)
Issuance of Common Shares, net of issuance costs of		$ 974,435				974,435
Issuance of Common Shares, net of issuance costs of, shares		196,400
Issuance of 178,100 Common Shares, net of issuance costs of $70 (Note 1)		$ 890,430				890,430
Issuance of Units, net of issuance costs, shares		178,100
Balance, at Mar. 31, 2022		$ 6,272,808	276,207	(4,151,645)	(26,036)	2,371,334
Balance, shares at Mar. 31, 2022		6,188,754
Balance, at Dec. 31, 2021		$ 4,357,943	195,501	(2,921,325)	(35,998)	1,596,121
Balance, shares at Dec. 31, 2021		5,804,254
Issuance of Common Shares, net of issuance costs		$ 974,435				974,435
Issuance of Common Shares, net of issuance costs, shares		196,400
Issuance of Common Shares, net of issuance costs		$ 890,430				890,430
Issuance of Common Shares, net of issuance costs, shares		178,100
Issuance of Common Shares – accounts payable conversion		$ 50,000				50,000
Issuance of Common Shares Accounts payable conversion, shares		10,000
Issuance of Common Shares, net of issuance costs		$ 808,453				808,453
Issuance of Common Shares, net of issuance costs, shares		162,600
Foreign currency translation adjustment gain (loss), net of provision for income taxes					63,832	63,832
Share-based compensation related to grants of stock options			498,450			498,450
Net loss				(5,393,096)		(5,393,096)
Balance, at Dec. 31, 2022		$ 7,081,261	693,951	(8,314,421)	27,834	(511,375)
Balance, shares at Dec. 31, 2022		6,351,354
Foreign currency translation adjustment gain (loss), net of provision for income taxes					12,858	12,858
Share-based compensation related to grants of stock options			129,567			129,567
Net loss				(997,408)		(997,408)
Issuance of Common Shares, net of issuance costs of	$ 961,545					961,545
Issuance of Common Shares, net of issuance costs of, shares	3,098,971
Balance, at Mar. 31, 2023	$ 961,545	$ 7,081,261	$ 823,518	$ (9,311,829)	$ 40,692	$ (404,813)
Balance, shares at Mar. 31, 2023	3,098,971	6,351,354